CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 534,054	¥ 3,474,719	¥ 3,235,007
Restricted cash	73,982	481,348	500
Short-term investments measured at fair value	19,967	129,911
Accounts receivable, net of allowance of RMB11,424 and RMB10,277 as of December 31, 2016 and 2017, respectively	25,039	162,910	141,649
Loan receivables	58,494	380,580	22,410
Amounts due from related parties	18,219	118,537	98,453
Prepaid rent	101,436	659,973	446,127
Inventories	3,690	24,006	21,606
Other current assets	50,588	329,140	208,929
Total current assets	885,469	5,761,124	4,174,681
Property and equipment, net	695,154	4,522,878	3,710,468
Intangible assets, net	252,674	1,643,972	342,694
Land use rights	21,534	140,108	145,521
Long-term investments, including marketable securities measured at fair value of RMB204,945 and RMB907,716 as of December 31, 2016 and 2017, respectively	363,028	2,361,969	1,064,321
Goodwill	348,087	2,264,758	171,504
Loan receivables	6,506	42,330	7,269
Other assets	56,047	364,660	200,492
Deferred tax assets	50,050	325,643	176,414
Total assets	2,678,549	17,427,442	9,993,364
Current liabilities:
Short-term debt	20,106	130,815	298,291
Accounts payable	117,819	766,565	584,731
Amounts due to related parties	5,670	36,890	11,058
Salary and welfare payables	65,640	427,070	274,259
Deferred revenue	127,879	832,021	749,793
Accrued expenses and other current liabilities	194,412	1,264,902	895,837
Income tax payable	33,542	218,238	152,112
Total current liabilities	565,068	3,676,501	2,966,081
Long-term debt	756,463	4,921,774
Deferred rent	212,177	1,380,484	1,023,843
Deferred revenue	26,394	171,735	166,963
Other long-term liabilities	58,494	380,578	323,991
Deferred tax liabilities	64,874	422,090	96,329
Total liabilities	1,683,470	10,953,162	4,577,207
Commitments and contingencies (Note 22)
Equity:
Ordinary shares (US$0.0001 par value per share; 8,000,000,000 shares authorized; 281,379,130 and 294,040,234 shares issued as of December 31, 2016 and 2017, and 278,282,366 and 280,518,358 shares outstanding as of December 31, 2016 and 2017, respectively)	33	212	204
Treasury shares (3,096,764 and 3,096,764 shares as of December 31 2016 and 2017, respectively)	(16,496)	(107,331)	(107,331)
Additional paid-in capital	557,019	3,624,135	3,699,056
Retained earnings	423,238	2,753,715	1,812,174
Accumulated other comprehensive (loss) income	25,816	167,965	(4,503)
Total China Lodging Group, Limited shareholders' equity	989,610	6,438,696	5,399,600
Noncontrolling interest	5,469	35,584	16,557
Total equity	995,079	6,474,280	5,416,157
Total liabilities and equity	$ 2,678,549	¥ 17,427,442	¥ 9,993,364